Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents
Cash and Due from Banks	$ 22,256,646	$ 24,472,870
Federal Funds Sold		20,132,062
	22,256,646	44,604,932
Interest-Bearing Deposits	38,615,299	21,206,039
Investment Securities
Available for Sale, at Fair Value	296,149,299	274,594,586
Held to Maturity, at Cost (Fair Value of $29,923 as of December 31, 2014)		29,796
	296,149,299	274,624,382
Federal Home Loan Bank Stock, at Cost	2,730,500	2,830,800
Loans	758,635,595	746,093,809
Allowance for Loan Losses	(8,603,905)	(8,802,316)
Unearned Interest and Fees	(356,798)	(361,374)
	749,674,892	736,930,119
Premises and Equipment	26,453,530	24,960,445
Other Real Estate (Net of Allowance of $1,582,101 and $3,319,644 in 2015 and 2014, Respectively)	8,839,103	10,401,832
Other Intangible Assets	116,264	152,012
Other Assets	29,313,894	31,187,420
Total Assets	1,174,149,427	1,146,897,981
Deposits
Noninterest-Bearing	133,886,271	128,339,763
Interest-Bearing	877,667,965	850,963,711
	1,011,554,236	979,303,474
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	40,000,000	40,000,000
	64,229,000	64,229,000
Other Liabilities	$ 2,909,569	$ 4,338,195
Commitments and Contingencies
Stockholders’ Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 18,021 and 28,000 Shares as of December 31, 2015 and 2014	$ 18,021,000	$ 28,000,000
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2015 and 2014	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	44,285,621	38,287,934
Accumulated Other Comprehensive Loss, Net of Tax	(4,434,351)	(4,844,974)
	95,456,622	99,027,312
Total Liabilities and Stockholders’ Equity	$ 1,174,149,427	$ 1,146,897,981